ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES
ACCRUED EXPENSES

17.  ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2023	2024
Operation, maintenance, and telecommunication service	5,813	6,424
Salaries and benefits	3,909	3,856
General, administrative, and marketing expenses	3,114	3,665
Interest and bank charges	243	247
Total	13,079	14,192

Refer to Note 31 for details of related party transactions.